Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt1 [Abstract]
Disclosure of debt instruments

	2020	2019
	$	$
Revolving credit facility:
Principal amount	—	200,000
Less: unamortized transaction costs	—	(7,713)
	—	192,287
Equipment loans/finance lease obligations:
Fekola equipment loan facilities (net of unamortized transaction costs)	71,261	43,061
Masbate equipment loan facility (net of unamortized transaction costs)	7,254	10,799
Otjikoto equipment loan facility (net of unamortized transaction costs)	—	5,973
Lease liabilities	31,507	9,731
	110,022	69,564
	110,022	261,851
Less: current portion	(34,111)	(26,030)
	75,911	235,821

Disclosure of Changes in Debt Balances
The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Nicaraguan equipment loans	Total
	$	$	$	$	$

Balance at December 31, 2018	395,822	81,129	2,186	398	479,535
Adoption of IFRS 16	—	—	7,535	—	7,535
Drawdowns	—	3,463	—	—	3,463
Lease liabilities incurred	—	—	2,219	—	2,219
Debt repayments	(200,000)	(24,140)	(3,146)	(316)	(227,602)
Foreign exchange losses	—	(1,213)	319	—	(894)
Deferred transaction costs incurred	(5,574)	—	—	—	(5,574)
Non-cash interest and financing expense	2,039	594	618	—	3,251
Debt sold with Nicaraguan Group	—	—	—	(82)	(82)
Balance at December 31, 2019	192,287	59,833	9,731	—	261,851

Drawdowns	250,000	42,065	—	—	292,065
Lease liabilities incurred	—	—	22,879	—	22,879
Debt repayments	(450,000)	(28,445)	(3,637)	—	(482,082)
Foreign exchange losses	—	5,054	1,270	—	6,324
Reclass of deferred financing costs to other assets (Note 8)	6,018	—	—	—	6,018
Deferred transaction costs incurred	—	(649)	—	—	(649)
Non-cash interest and financing expense	1,695	657	1,264	—	3,616
Balance at December 31, 2020	—	78,515	31,507	—	110,022

Less: current portion	—	(29,815)	(4,296)	—	(34,111)
	—	48,700	27,211	—	75,911

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2020 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	3,291
One to five years	14,145
More than five years	20,884
38,320

Disclosure Of Long-Term Debt Maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2020:

	2021	2022	2023	2024	2025	Total
	$	$	$	$	$	$

Fekola equipment loan facilities:
Principal	26,301	19,392	11,101	8,965	7,267	73,026
Interest (estimated)	3,230	1,953	1,143	631	170	7,127

Masbate equipment loan facility:
Principal	3,513	3,076	766	106	—	7,461
Interest (estimated)	397	167	26	2	—	592

Lease liabilities
Principal	3,955	3,204	2,678	2,186	1,377	13,400
Interest (estimated)	29	12	—	—	—	41
	37,425	27,804	15,714	11,890	8,814	101,647